Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35224
Entity Registrant Name	Xunlei Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3709 Baishi Road
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518000
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	307,351,196
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shenzhen, the People’s Republic of China
Entity Central Index Key	0001510593
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Entity Address, Address Line One	3709 Baishi Road
Entity Address, Address Line Two	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Postal Zip Code	518000
Entity Address, Country	CN
Contact Personnel Name	Naijiang (Eric) Zhou
Contact Personnel Email Address	zhounaijiang@xunlei.com
City Area Code	+86-0755
Local Phone Number	61111571
ADR
Document and Entity Information
Title of 12(b) Security	American depositary shares
Security Exchange Name	NASDAQ
Trading Symbol	XNET
Common shares
Document and Entity Information
Title of 12(b) Security	Common shares, par valueUS$0.00025 per share
Security Exchange Name	NASDAQ
Trading Symbol	XNET